Financial results (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Financial costs [Abstract]
Schedule of Financial Results

Amounts in US$ '000	2021	2020	2019
Financial expenses
Interest and amortization of debt issue costs	(44,713)	(48,779)	(29,977)
Less: amounts capitalized on qualifying assets	—	—	367
Borrowings cancellation costs	(6,308)	—	—
Bank charges and other financial results	(8,012)	(9,909)	(6,900)
Unwinding of long-term liabilities	(5,079)	(5,894)	(4,560)
	(64,112)	(64,582)	(41,070)
Financial income
Interest received	1,652	3,166	2,360
	1,652	3,166	2,360
Foreign exchange gains and losses
Foreign exchange gain (loss), net	5,049	(2,720)	(6,163)
Realized result on currency risk management contracts	—	(9,414)	2,843
Unrealized result on currency risk management contracts	—	(874)	874
	5,049	(13,008)	(2,446)
Total Financial results	(57,411)	(74,424)	(41,156)